INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	June 30,	December 31,
	2015	2014
	Unaudited

Raw materials	$2,459	$2,696
Work in process	281	61
Finished goods	3,285	3,376

	$6,025	$6,133